Investment in Equity Investees - Schedule of Share of Results from Equity Method Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share of Results from Equity Method Investments [Line Items]
Share of loss of equity investees	$ (7,637)
Carlico [Member]
Schedule of Share of Results from Equity Method Investments [Line Items]
Share of loss of equity investees
RGSB [Member]
Schedule of Share of Results from Equity Method Investments [Line Items]
Share of loss of equity investees	$ (7,637)